Royalties - Summary of Royalties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (105.0)	$ (73.7)	$ (62.5)
Group excluding Asanko [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (105.0)	$ (73.7)	$ (62.5)
South Africa [member]
Disclosure of information about royalty arrangements [line items]
Royalty percentage	0.50%	0.50%	0.50%
South Africa [member] | South deep [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (2.0)	$ (1.6)	$ (1.0)
Foreign [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	(103.0)	(72.1)	(61.5)
Australia [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (44.3)	$ (30.5)	$ (27.9)
Royalty percentage	2.50%	2.50%	2.50%
Ghana [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (62.5)	$ (43.8)	$ (31.3)
Royalty percentage	4.10%	3.50%	3.00%
Peru [member]
Disclosure of information about royalty arrangements [line items]
Royalty percentage	3.90%	3.60%	4.00%